Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries and Step-Down Subsidiaries

As at December 31, 2024, following are the list of subsidiaries and step-down subsidiaries:

Name of Entity	Place of Incorporation	Investor Entity	Method of consolidation
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.	Voting Interest
Zoomcar India Private Limited	India	Zoomcar, Inc.	Voting Interest
Zoomcar Netherlands Holding B. V	Netherlands	Zoomcar, Inc.	Voting Interest
Fleet Holding Pte ltd	Singapore	Zoomcar, Inc.	Voting Interest
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte ltd	Voting Interest
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.	VIE
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding	VIE
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte ltd	VIE

As at March 31, 2024, following are the list of subsidiaries and step-down subsidiaries:

Name of Entity	Place of Incorporation	Investor Entity	Method of consolidation
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.	Voting Interest
Zoomcar India Private Limited	India	Zoomcar, Inc.	Voting Interest
Zoomcar Netherlands Holding B. V	Netherlands	Zoomcar, Inc.	Voting Interest
Fleet Holding Pte Ltd	Singapore	Zoomcar, Inc.	Voting Interest
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte Ltd	Voting Interest
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.	VIE
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding B.V	VIE
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte Ltd	VIE